Cover	Dec. 15, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 15, 2021
Entity File Number	001-5507
Entity Registrant Name	Tellurian Inc.
Entity Central Index Key	0000061398
Entity Tax Identification Number	06-0842255
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1201 Louisiana Street
Entity Address, Address Line Two	Suite 3100
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	832
Local Phone Number	962-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	TELL
Security Exchange Name	NYSEAMER
Senior Notes 8. 25 Percent Due 2028 [Member]
Document Information [Line Items]
Title of 12(b) Security	8.25% Senior Notes due 2028
Trading Symbol	TELZ
Security Exchange Name	NYSEAMER